UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

        Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  07/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

[Insert Schedule Here.]

	EAS Genesis Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2011
Shares		Value

	OPEN-ENDED MUTUAL FUNDS - 88.4%
	ASSET ALLOCATION FUND - 34.5%
611,396	FPA Crescent Fund	$ 16,807,287
483,229	Greenspring Fund Incorporated	11,481,512
714,037	Merger Fund *	11,453,158
		39,741,957
	EMERGING MARKET FUNDS - 4.9%
224,675	Matthews Pacific Tiger Fund	5,574,179

	HIGH YIELD BOND - 5.1%
799,573	Payden High Income Fund	5,836,884

	INTERNATIONAL REAL ESTATE FUND - 4.9%
297,070	EII International Property Fund	5,608,684

	LONG/SHORT FUND - 9.7%
862,443	Wasatch-1st Source Long/Short Fund	11,203,129

	MARKET NEUTRAL FUNDS - 5.1%
486,136	Calamos Market Neutral Income Fund	5,872,527

	SPECIALTY /SECTOR FUNDS - 4.9%
201,962	Prudential Jennison Health Sciences Fund *	5,638,786

	VALUE FUNDS - 19.3%
402,237	The Osterweis Fund	11,113,817
596,871	Yacktman Focused Fund	11,083,891
		22,197,708

	TOTAL MUTUAL FUNDS ( Cost - $100,752,412)	101,673,854

	EXCHANGE TRADED FUNDS - 4.9%
	COMMODITY FUND - 4.9%
356,500	iShares Gold Trust * (Cost $5,165,072)	5,657,655

Contracts	PUT OPTIONS - 0.5%
26	S&P 500 Index @ 1250 December 2011	128,960
24	S&P 500 Index @ 1250 September 2011	58,080
50	S&P 500 Index @ 1250 March 2012	354,000

	TOTAL OPTIONS ( Cost - $742,969)	541,040

Shares	SHORT-TERM INVESTMENTS - 4.3%
	MONEY MARKET FUND - 2.6%
2,970,154	Goldman Sachs Financial Square Funds - Government Fund	2,970,154

Principal	U.S. GOVERNMENT - 1.7%
2,000,000	United States Treasury Bill, 10/6/2011	2,000,000

	TOTAL SHORT-TERM INVESTMENTS ( Cost - $4,970,154)	4,970,154

	TOTAL INVESTMENTS - 98.1% ( Cost - $111,630,607) (a)	112,842,703
	ASSETS LESS OTHER LIABILITIES - 1.9%	2,162,040
	NET ASSETS - 100.0%	115,004,743

* Non-income producing security.
(a) Represents cost for financial reporting purposes. The cost for federal income tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,971,662
	Unrealized depreciation:	(759,566)
	Net unrealized appreciation:	$ 1,212,096

EAS Genesis Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 101,673,854	$ -	$ -	$ 101,673,854
Exchange Traded Funds	$ 5,657,655	$ -	$ -	$ 5,657,655
Options	$ -	$ 541,040	$ -	$ 541,040
Money Market	$ 2,970,154	$ -	$ -	$ 2,970,154
U.S. Government	$ 2,000,000	$ -	$ -	$ 2,000,000
Total	$ 112,301,663	$ 541,040	$ -	$ 112,842,703
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	EAS Global Cycle Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2011

Shares		Value
	OPEN-ENDED MUTUAL FUNDS - 49.7%
	EMERGING MARKET FUNDS - 19.8%
443,616	Matthews Pacific Tiger Fund	$ 11,006,118
258,551	Payden Emerging Markets Bond Fund	3,829,138
		14,835,256
	INTERNATIONAL REAL ESTATE FUND - 10.3%
408,187	EII International Property Fund	7,706,562

	SPECIALTY/SECTOR FUNDS - 19.6%
260,428	Prudential Jennison Health Sciences Fund *	7,271,139
701,126	SteelPath MLP Alpha Fund	7,403,892
		14,675,031

	TOTAL MUTUAL FUNDS ( Cost - $36,038,731)	37,216,849

	EXCHANGE TRADED FUNDS - 39.4%
	COMMODITY FUND - 5.2%
246,202	iShares Gold Trust *	3,907,226

	CURRENCY FUND - 5.4%
32,192	CurrencyShares Swiss Franc Trust *	4,049,432

	SPECIALTY/SECTOR FUND - 28.8%
349,376	Guggenheim S&P Global Water Index ETF	7,378,821
197,481	iShares S&P Global Infrastructure Index Fund	7,140,913
71,659	iShares S&P Latin America 40 Index Fund	3,544,254
62,700	Market Vectors Gold Miners ETF	3,570,138
		21,634,126

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $29,857,727)	29,590,784

Contracts	PUT OPTIONS - 0.5%
150	iShares MSCI Emerging Markets Index Fund @ 44 September 2011	12,000
150	iShares MSCI Emerging Markets Index Fund @ 44 December 2011	30,150
700	iShares MSCI Emerging Markets Index Fund @ 44 March 2012	156,100
10	Russell 2000 Index @ 640 September 2011	2,250
10	Russell 2000 Index @ 640 December 2011	11,000
40	Russell 2000 Index @ 750 March 2012	196,000

	TOTAL OPTIONS ( Cost - $653,097)	407,500

Shares	SHORT-TERM INVESTMENTS - 10.1%
	MONEY MARKET FUND - 9.2%
6,907,781	Goldman Sachs Financial Square Funds - Government Fund	6,907,780

Principal	U.S. GOVERNMENT - 0.9%
700,000	United States Treasury Bill,10/6/2011	700,000

	TOTAL SHORT-TERM INVESTMENTS ( Cost - $7,607,780)	7,607,780

	TOTAL INVESTMENTS - 99.7% ( Cost - $74,157,335) (a)	$ 74,822,913
	ASSETS LESS OTHER LIABILITIES - 0.3%	242,362
	NET ASSETS - 100.0%	$ 75,065,275

*	Non-income producing security.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 2,078,935
	Unrealized depreciation	(1,413,357)
	Net unrealized appreciation	$ 665,578

EAS Global Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 37,216,849	$ -	$ -	$ 37,216,849
Exchange Traded Funds	$ 29,590,784	$ -	$ -	$ 29,590,784
Options	$ -	$ 407,500	$ -	$ 407,500
Money Market Funds	$ 6,907,780	$ -	$ -	$ 6,907,780
U.S. Government	$ 700,000	$ -	$ -	$ 700,000
Total	$ 74,415,413	$ 407,500	$ -	$ 74,822,913
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the
Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

09/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

09/26/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

09/26/11